Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated useful lives	2011	2010
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$390,875	$388,847
Furniture, equipment and vehicles	1 - 20 years	266,547	268,590
Land		124,694	123,988
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	614	664
Less: accumulated depreciation		(329,680)	(313,139)

Bank premises and equipment, net		$453,050	$468,950